Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017
Statement Of Financial Position [Abstract]
Accounts receivable, allowance for doubtful accounts	$ 837	$ 1,314
Preferred stock, par value
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, shares issued	0	0
Common stock, par value
Common stock, shares authorized	300,000,000	300,000,000
Common stock, shares issued	75,692,683	74,081,451
Treasury stock, shares	12,395,791	10,940,062